Investments (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	$ 70,978,051	$ 63,350,506
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	70,978,051	63,350,506
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	0	0
Registered Investment Companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	64,927,399	57,428,946
Registered Investment Companies [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	64,927,399	57,428,946
Registered Investment Companies [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	0	0
Registered Investment Companies [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	0	0
Employer Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	5,815,293	5,781,242
Employer Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	5,815,293	5,781,242
Employer Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	0	0
Employer Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	0	0
Interest-Bearing Deposits [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	235,359	140,318
Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	235,359	140,318
Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	0	0
Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, fair value	$ 0	$ 0